Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes
Subsequent Events

13.     SUBSEQUENT EVENTS

We evaluated all events or transactions that occurred after the balance sheet date through May 4, 2018, the date of filing of these financial statements. Other than the events disclosed below, we determined that we did not have any other material recognizable subsequent events.

Finfora, Inc. was incorporated as a Delaware corporation on July 07, 2017. Pursuant to a Certificate of Amendment of Certificate of Incorporation dated March 8, 2018, we changed our name to seriesOne, Inc.

From November 2017 through December 2017 and from January 2018 through March 2018, we completed the private placement of 1,821,198 shares and 13,389,400 shares, respectively, of our $0.0001 par value common stock to a limited number of accredited investors, who are also non-US persons, at a price of $0.067 per share resulting in aggregate gross proceeds of $122,020 and $897,089, respectively. The offerings were conducted pursuant to exemptions from registration under Regulation D and Regulation S of the Securities Act of 1933.

In addition, during December 2017 and from January 2018 through March 2018, as part of the above referenced private placements, we sold 60,000 shares and 548,671 shares, respectively, of our $0.0001 par value common stock to four (4) and twenty-seven (27) non-accredited investors, respectively, who are also US persons, at a price of $0.067 per share resulting in aggregate gross proceeds of $4,020 and $36,760, respectively. These stock sales were not made in compliance with Rule 506(b) because we did not deliver the certain information required by Rule 502(b) to such investors at the time of their investment. The sale of shares to these investors is currently subject to rescission offer which is expected to be made to said investors on or about May 4, 2018.